Fair value measurement - Schedule of reconciliation of changes in Level 3 (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	£ 3,088
Financial assets (liabilities), ending balance	5,669
Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	406	£ 297
Net gains/(losses) through the consolidated income statement for the period	(61)	47
Purchases	19	1
Settlements	(38)	10
Reclassification/transfer out of level 3	10	0
Financial assets (liabilities), ending balance	336	355
Financing derivatives | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	(64)	(100)
Net gains/(losses) through the consolidated income statement for the period	12	25
Purchases	0	0
Settlements	0	0
Reclassification/transfer out of level 3	0	0
Financial assets (liabilities), ending balance	(52)	(75)
Gains (losses) recognized in P&L	12	25
Commodity contract derivatives | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	(13)	(36)
Net gains/(losses) through the consolidated income statement for the period	(19)	(4)
Purchases	0	(10)
Settlements	4	7
Reclassification/transfer out of level 3	10	0
Financial assets (liabilities), ending balance	(18)	(43)
Gains (losses) recognized in P&L	19	4
Other | Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities), beginning balance	483	433
Net gains/(losses) through the consolidated income statement for the period	(54)	26
Purchases	19	11
Settlements	(42)	3
Reclassification/transfer out of level 3	0	0
Financial assets (liabilities), ending balance	£ 406	£ 473